LEASES (Tables)	12 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
SCHEDULE OF CONTRACTUAL MATURITIES OF LEASE LIABILITIES

At March 31, 2024 and March 31, 2023, the company had annual commitments under non-cancellable operating leases:

Operating leases which expire:	March 31, 2024	March 31, 2023
	$	$
Within one year	6,660	6,000